Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of expense recognized in the financial statements for employee services received
	December 31,
	2021	2020

Equity-settled share-based payment plans	$22,585	$2,201

Schedule of inputs used to value the option grants using the black-scholes model
Grant date	March, 2021	June 2, 2021	June 29, 2021	Nov. 19, 2021	Dec. 8, 2021	Dec. 24, 2021
Dividend yield (%)	—	—	—	—	—	—
Expected share price volatility (%)	135%	139%	139%	141%	140%	139%
Risk-free interest rate (%)	0.25%	0.30%	0.47%	0.86%	0.99%	0.97%
Expected life of stock options (years)	3	3	3	3	3	3
Share price (CAD)	6.39	5.45	5.01	9.81	8.13	7.41
Exercise price (CAD)	6.39	5.45	5.01	9.81	8.13	7.41
Fair value of options (USD)	3.80	3.44	3.16	5.97	4.93	4.42
Vesting period (years)	2	1.5	1.5	1.5	1.5	1.5
Quantity of options granted	65,000	364,050	7,355,950	120,000	2,750,000	120,000

Schedule of outstanding stock options
	2021		2020
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	8,100,221	0.72	8,345,000	1.06
Granted	10,775,000	5.91	5,224,600	0.65
Exercised	(6,073,585)	1.27	(2,714,379)	0.75
Forfeited	(251,225)	3.41	(1,860,000)	1.10
Expired	(3,678)	0.99	(895,000)	0.96
Outstanding, December 31,	12,546,733	5.06	8,100,221	0.72
Exercisable, December 31,	5,675,558	4.57	4,717,551	1.16